Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 29, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	September 29, 2021Pioneer Strategic Income FundSupplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 1, 2021New expense limitationEffective October 1, 2021, the fund is implementing new expense limitations as follows:Class K shares –0.59%Class Y shares –0.69%Amundi US has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through February 1, 2025.32674-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Pioneer Strategic Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	September 29, 2021Pioneer Strategic Income FundSupplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 1, 2021New expense limitationEffective October 1, 2021, the fund is implementing new expense limitations as follows:Class K shares –0.59%Class Y shares –0.69%Amundi US has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through February 1, 2025.32674-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Pioneer Strategic Income Fund | K
Risk Return Abstract	rr_RiskReturnAbstract
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.59%
Pioneer Strategic Income Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.69%